Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosures

Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section above.

Pay Versus Performance

Year (a)	Summary Compensation Table Total for PEO [1] (b)	Compensation Actually Paid to PEO [2] (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers [3] (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers [4] (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) [7] (h)	Adjusted Pre-Provision Net Revenue less Net Charge-Offs (millions) [8] (i)
						Peer Group Total Shareholder Return [6] (g)
					Total Shareholder Return [5] (f)

2025	$4,379,185	$1,081,644	$2,020,605	$1,401,725	$105	$153	$(379.60)	$266.83

2024	$4,161,660	$5,367,920	$2,091,039	$2,518,133	$119	$143	$152.69	$215.20

2023	$2,921,407	$2,529,002	$1,324,323	$1,163,203	$102	$127	$175.06	$267.70

2022	$3,738,575	$126,277	$1,414,202	$735,041	$106	$127	$256.40	$331.67

2021	$5,772,713	$7,414,844	$1,668,021	$1,923,320	$140	$137	$271.10	$279.12

[1]
The dollar amounts reported in column (b) are the amounts of total compensation reported for, for the years 2021-2022 and 2025, Mr. Makris, Jr. (who, during 2021-2022 and 2025, was our Chairman and Chief Executive Officer), and for the years 2023-2024, Mr. Fehlman (who, during 2023-2024, was our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “
Summary Compensation Table
” above.

[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Makris, Jr. (for years 2021-2022 and 2025) and Mr. Fehlman (for years 2023-2024), as computed in accordance with Item 402(v) of
Regulation S-K. The
dollar amounts
do not
reflect the actual amount of compensation earned by or paid to Mr. Makris, Jr. or Mr. Fehlman (as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation S-K,
the following adjustments were made to Mr. Makris, Jr.’s or Mr. Fehlman’s (as applicable) total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO

2025	$4,379,185	$(1,445,402)	$(1,996,380)	$(86,539)	$230,780	$1,081,644

2024	$4,161,660	$(1,380,211)	$2,986,511	$(691,158)	$291,118	$5,367,920

2023	$2,921,407	$(1,414,990)	$1,169,462	$(393,300)	$246,423	$2,529,002

2022	$3,738,575	$(1,501,896)	$(2,053,122)	$(351,828)	$294,548	$126,277

2021	$5,772,713	$(3,050,403)	$4,723,606	$(519,227)	$488,155	$7,414,844

(a)
The adjustment for the reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	$979,623	$(2,972,887)	$—	$(3,116)	$—	$—	$(1,996,380)

2024	$2,963,454	$37,544	$—	$(14,487)	$—	$—	$2,986,511

2023	$1,300,498	$(126,726)	$—	$(4,310)	$—	$—	$1,169,462

2022	$943,722	$(2,820,957)	$—	$(175,887)	$—	$—	$(2,053,122)

2021	$1,752,043	$2,674,572	$—	$296,991	$—	$—	$4,723,606

(c)
The adjustment amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Makris, Jr. or Mr. Fehlman (as applicable) during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments

2025	$225,687	$5,093	$230,780

2024	$279,121	$11,997	$291,118

2023	$234,426	$11,997	$246,423

2022	$294,548	$—	$294,548

2021	$286,264	$201,891	$488,155

[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding, for years 2021-2022 and 2025, Mr. Makris, Jr., who served as our Chairman and CEO during 2021-2022 and 2025, and for years 2023-2024, Mr. Fehlman, who served as our Chief Executive Officer during 2023-2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, C. Daniel Hobbs, James M. Brogdon, Christopher Van Steenberg, and George A. Makris III, (ii) for 2024, C. Daniel Hobbs, George A. Makris, Jr., James M. Brogdon, and George A. Makris III; (iii) for 2023, James M. Brogdon, C. Daniel Hobbs, George A. Makris, Jr., George A. Makris III, Stephen C. Massanelli, Matthew S. Reddin, and Chad D. Rawls; (iv) for 2022, James M. Brogdon, Robert A. Fehlman, Matthew S. Reddin and Stephen C. Massanelli; and (v) for 2021, James M. Brogdon, Robert A. Fehlman, Matthew S. Reddin, Jennifer B. Compton and Stephen C. Massanelli.

[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable), as computed in accordance with Item 402(v) of
Regulation S-K. The
dollar amounts
do not
reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation S-K,
the

following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs

2025	$2,020,605	$(483,820)	$(97,481)	$(69,421)	$31,842	$1,401,725

2024	$2,091,039	$(955,185)	$1,354,267	$(88,943)	$116,955	$2,518,133

2023	$1,324,323	$(595,318)	$353,896	$(26,012)	$106,314	$1,163,203

2022	$1,414,202	$(338,312)	$(248,840)	$(221,609)	$129,600	$735,041

2021	$1,668,021	$(641,177)	$943,872	$(199,488)	$152,092	$1,923,320

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2025	$326,573	$(412,447)	$—	$(11,607)	$—	$—	$(97,481)

2024	$1,330,388	$32,644	$—	$(8,765)	$—	$—	$1,354,267

2023	$507,913	$(149,464)	$—	$(4,553)	$—	$—	$353,896

2022	$213,141	$(422,473)	$—	$(39,508)	$—	$—	$(248,840)

2021	$464,427	$419,330	$—	$60,115	$—	$—	$943,872

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments

2025	$ 31,842	$ 0	$ 31,842

2024	$115,682	$1,273	$116,955

2023	$105,041	$1,273	$106,314

2022	$126,601	$2,999	$129,600

2021	$149,093	$2,999	$152,092

[5]
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW Nasdaq Regional Banking Index.

[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

[8]	“Adjusted
pre-provision
net revenue less net charge-offs” is based on the Company’s “adjusted pre-provision
net revenue” (net interest income plus noninterest income minus noninterest expense, then adjusted for certain items (on a pre-tax
basis), including (among others) merger related costs, branch rightsizing costs, early retirement program costs, gain/loss on sale of securities, gain on insurance settlement, and FDIC special assessment) minus “net charge-offs”.

Company Selected Measure Name	Adjusted Pre-Provision Net Revenue Less Net Charge-Offs
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for, for the years 2021-2022 and 2025, Mr. Makris, Jr. (who, during 2021-2022 and 2025, was our Chairman and Chief Executive Officer), and for the years 2023-2024, Mr. Fehlman (who, during 2023-2024, was our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “
Summary Compensation Table
	” above.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW Nasdaq Regional Banking Index.
Adjustment To PEO Compensation, Footnote
[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Makris, Jr. (for years 2021-2022 and 2025) and Mr. Fehlman (for years 2023-2024), as computed in accordance with Item 402(v) of
Regulation S-K. The
dollar amounts
do not
reflect the actual amount of compensation earned by or paid to Mr. Makris, Jr. or Mr. Fehlman (as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation S-K,
the following adjustments were made to Mr. Makris, Jr.’s or Mr. Fehlman’s (as applicable) total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO

2025	$4,379,185	$(1,445,402)	$(1,996,380)	$(86,539)	$230,780	$1,081,644

2024	$4,161,660	$(1,380,211)	$2,986,511	$(691,158)	$291,118	$5,367,920

2023	$2,921,407	$(1,414,990)	$1,169,462	$(393,300)	$246,423	$2,529,002

2022	$3,738,575	$(1,501,896)	$(2,053,122)	$(351,828)	$294,548	$126,277

2021	$5,772,713	$(3,050,403)	$4,723,606	$(519,227)	$488,155	$7,414,844

(a)
The adjustment for the reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	$979,623	$(2,972,887)	$—	$(3,116)	$—	$—	$(1,996,380)

2024	$2,963,454	$37,544	$—	$(14,487)	$—	$—	$2,986,511

2023	$1,300,498	$(126,726)	$—	$(4,310)	$—	$—	$1,169,462

2022	$943,722	$(2,820,957)	$—	$(175,887)	$—	$—	$(2,053,122)

2021	$1,752,043	$2,674,572	$—	$296,991	$—	$—	$4,723,606

(c)
The adjustment amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Makris, Jr. or Mr. Fehlman (as applicable) during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments

2025	$225,687	$5,093	$230,780

2024	$279,121	$11,997	$291,118

2023	$234,426	$11,997	$246,423

2022	$294,548	$—	$294,548

2021	$286,264	$201,891	$488,155

Non-PEO NEO Average Total Compensation Amount	$ 2,020,605	$ 2,091,039	$ 1,324,323	$ 1,414,202	$ 1,668,021
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,401,725	2,518,133	1,163,203	735,041	1,923,320
Adjustment to Non-PEO NEO Compensation Footnote
[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable), as computed in accordance with Item 402(v) of
Regulation S-K. The
dollar amounts
do not
reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation S-K,
the

following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs

2025	$2,020,605	$(483,820)	$(97,481)	$(69,421)	$31,842	$1,401,725

2024	$2,091,039	$(955,185)	$1,354,267	$(88,943)	$116,955	$2,518,133

2023	$1,324,323	$(595,318)	$353,896	$(26,012)	$106,314	$1,163,203

2022	$1,414,202	$(338,312)	$(248,840)	$(221,609)	$129,600	$735,041

2021	$1,668,021	$(641,177)	$943,872	$(199,488)	$152,092	$1,923,320

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2025	$326,573	$(412,447)	$—	$(11,607)	$—	$—	$(97,481)

2024	$1,330,388	$32,644	$—	$(8,765)	$—	$—	$1,354,267

2023	$507,913	$(149,464)	$—	$(4,553)	$—	$—	$353,896

2022	$213,141	$(422,473)	$—	$(39,508)	$—	$—	$(248,840)

2021	$464,427	$419,330	$—	$60,115	$—	$—	$943,872

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments

2025	$ 31,842	$ 0	$ 31,842

2024	$115,682	$1,273	$116,955

2023	$105,041	$1,273	$106,314

2022	$126,601	$2,999	$129,600

2021	$149,093	$2,999	$152,092

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative Total Shareholder Return of the Company, and Cumulative Total Shareholder Return of the Company’s Peer Group
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted Pre-Provision Net Revenue Less Net Charge-Offs
Total Shareholder Return Vs Peer Group	Cumulative Total Shareholder Return of the Company and Cumulative Total Shareholder Return of the Company’s Peer Group
Tabular List, Table

Financial Performance Measures
As described in greater detail in the “
Compensation Discussion and Analysis
” section above, the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our executives to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted Pre-Provision Net Revenue Less Net Charge-Offs

•	Adjusted Efficiency Ratio

•	Tangible Book Value Per Share Growth Ranking

•	Total Shareholder Return Ranking

Total Shareholder Return Amount	$ 105	119	102	106	140
Peer Group Total Shareholder Return Amount	153	143	127	127	137
Net Income (Loss)	$ (379,600,000)	$ 152,690,000	$ 175,060,000.00	$ 256,400,000	$ 271,100,000
Company Selected Measure Amount	266,830,000	215,200,000	267,700,000	331,670,000	279,120,000
PEO Name	Mr. Makris	Mr. Fehlman	Mr. Fehlman	Mr. Makris	Mr. Makris
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Provision Net Revenue Less Net Charge-Offs
Non-GAAP Measure Description	“Adjusted
pre-provision
net revenue less net charge-offs” is based on the Company’s “adjusted pre-provision
net revenue” (net interest income plus noninterest income minus noninterest expense, then adjusted for certain items (on a pre-tax
	basis), including (among others) merger related costs, branch rightsizing costs, early retirement program costs, gain/loss on sale of securities, gain on insurance settlement, and FDIC special assessment) minus “net charge-offs”.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Tangible Book Value Per Share Growth Ranking
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return Ranking
Mr.Makris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,379,185			$ 3,738,575	$ 5,772,713
PEO Actually Paid Compensation Amount	1,081,644			126,277	7,414,844
Mr.Fehlman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,161,660	$ 2,921,407
PEO Actually Paid Compensation Amount		5,367,920	2,529,002
PEO | Mr.Makris [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,539)			(351,828)	(519,227)
PEO | Mr.Makris [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,780			294,548	488,155
PEO | Mr.Makris [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,687			294,548	286,264
PEO | Mr.Makris [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,093			0	201,891
PEO | Mr.Makris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,445,402)			(1,501,896)	(3,050,403)
PEO | Mr.Makris [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,996,380)			(2,053,122)	4,723,606
PEO | Mr.Makris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	979,623			943,722	1,752,043
PEO | Mr.Makris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,972,887)			(2,820,957)	2,674,572
PEO | Mr.Makris [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			0	0
PEO | Mr.Makris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,116)			(175,887)	296,991
PEO | Mr.Makris [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			0	0
PEO | Mr.Makris [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			0	0
PEO | Mr.Fehlman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(691,158)	(393,300)
PEO | Mr.Fehlman [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		291,118	246,423
PEO | Mr.Fehlman [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		279,121	234,426
PEO | Mr.Fehlman [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,997	11,997
PEO | Mr.Fehlman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,380,211)	(1,414,990)
PEO | Mr.Fehlman [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,986,511	1,169,462
PEO | Mr.Fehlman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,963,454	1,300,498
PEO | Mr.Fehlman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		37,544	(126,726)
PEO | Mr.Fehlman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr.Fehlman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,487)	(4,310)
PEO | Mr.Fehlman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr.Fehlman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,421)	(88,943)	(26,012)	(221,609)	(199,488)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,842	116,955	106,314	129,600	152,092
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,842	115,682	105,041	126,601	149,093
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,273	1,273	2,999	2,999
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(483,820)	(955,185)	(595,318)	(338,312)	(641,177)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,481)	1,354,267	353,896	(248,840)	943,872
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	326,573	1,330,388	507,913	213,141	464,427
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(412,447)	32,644	(149,464)	(422,473)	419,330
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,607)	(8,765)	(4,553)	(39,508)	60,115
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0